UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                -----------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
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           GREENWICH, CT 06830
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Form 13F File Number:    -
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      AARON FLECK
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Title:     PRESIDENT
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Phone:     (203) 422-2160
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Signature, Place, and Date of Signing:

/S/ Aaron Fleck      Greenwich, Connecticut  November 18, 2002
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   27
                                               -------------

Form 13F Information Table Value Total:              $25,692
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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


                           Form 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6   COLUMN 7   COLUMN 8
--------------------------------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                      VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS  SOLE SHARED NONE
--------------------------------- -------------- --------- --------- ----------------- ---------- ------------------------
Comcast Class A Special            COM     200300200     11,134     533,730           YES          NO        X

Gannett Co., Inc.                  COM     364730101      3,410      47,248           YES          NO        X

Bellsouth                          COM     079860102      1,213      66,049           YES          NO        X

Cablevision Systems Corp.          COM     12686c109      1,215     134,128           YES          NO        X

Johnson & Johnson                  COM     478160104      1,043      19,283           YES          NO        X

Viacom Inc CL A                    COM     925524100        649      16,015           YES          NO        X

Wells Fargo & Co.                  COM     949746101        684      14,202           YES          NO        X

Automatic Data Processing          COM     053015103        556      16,002           YES          NO        X

AT&T Wireless                      COM     00209a106        465     112,828           YES          NO        X

Target                             COM     87612e106        508      17,202           YES          NO        X

General Electric Co.               COM     369604103        496      20,115           YES          NO        X

Cablevision - Rainbow Media Gr     COM     12686c844        520      59,457           YES          NO        X

American Tower Systems             COM     029912201        224     140,835           YES          NO        X

American Int'l Group               COM     026874107        378       6,902           YES          NO        X

Schlumberger                       COM     806857108        385      10,013           YES          NO        X

SBC Communications, Inc.           COM     78387g103        286      14,211           YES          NO        X

Comcast Corp - Class A             COM     200300101        372      17,431           YES          NO        X

Merck & Company, Inc.              COM     589331107        375       8,202           YES          NO        X

Eaton Corp                         COM     278058102        338       5,302           YES          NO        X

Endesa SA-Sponsored ADR            COM     29258n107        245      26,800           YES          NO        X

Amgen Inc.                         COM     001957109        287       6,880           YES          NO        X

MGIC Investment Corp               COM     552848103        157       3,842           YES          NO        X

United Global Com                  COM     913247508        113      68,755           YES          NO        X

Nextel Inc                         COM     65332v103        306      56,925           YES          NO        X

CMG Information Services           COM     125750109         97     277,677           YES          NO        X

Charter Communications, Inc.       COM     16117m107         45      24,283           YES          NO        X

Nextel Partners Inc.               COM     65333f107        191      25,260           YES          NO        X

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